Change In Fair Value Of Contingent Consideration And Impairment Of Oncology Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Change in Fair Value of Contingent Consideration
Change in fair value of contingent consideration

(€‘000)	For the year ended December 31,
	2022	2021	2020
Change in fair value of contingent consideration	14 679	847	9 228

Total Change in fair value of contingent consideration	14 679	847	9 228

Schedule of Impairment of Oncology intangible assets
Impairment of Oncology intangible assets

(€‘000)	For the year ended December 31,
	2022	2021	2020
Impairment of Oncology intangible assets	(35 084)	—	—

Total Impairment of Oncology intangible assets	(35 084)	—	—